Summary of depreciation using methods, annual rates and period (Details)	12 Months Ended
Dec. 31, 2022
Equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment and depreciation, Methods	Declining balance and straight-line
Property, plant and equipment and depreciation, Annual rates and period, percentage	20.00%
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment and depreciation, Methods	Straight-line
Property, plant and equipment and depreciation, Annual rates and period, Percentage description	25% to 331/3%